Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3. Summary of significant accounting policies

(a) Basis of presentation

The accompanying condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2014 Annual Report filed with the SEC on April 15, 2015. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and all its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

(c) Foreign currency translation and transactions

The functional currency of the Company and Greenstar Holdings is United States dollars (“US$”), and the functional currency of Greenstar HK is Hong Kong dollars (“HK$”). The functional currency of Greenstar Technology is the Renminbi (“RMB”), and PRC is the primary economic environment in which the Group operates.

For financial reporting purposes, the financial statements of Greenstar HK, which are prepared using the HK$, and the financial statements of Greenstar Technology, which are prepared using the RMB, are translated into the Company’s reporting currency, the US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

Transactions denominated in currencies other than the Company’s reporting currency are translated into the Company’s reporting currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income of the consolidated financial statements for the respective periods.

The exchange rates applied are as follows:

	Three months ended March 31, 2015	Three months ended March 31, 2014
Period end RMB exchange rate	6.1091	6.1619
Average RMB exchange rate	6.1358	6.1158

Period end HK$ exchange rate	7.7542	7.7570
Average HK$ exchange rate	7.7553	7.7590

No representation is made that the HK$ and RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(d) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits held in banks. The Group considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of March 31, 2015 and December 31, 2014, the Company’s cash and cash equivalents comprised of $11,258 and $108,692, respectively. The Group’s cash deposits are held in financial institutions located in PRC and Hong Kong where there is currently regulation mandated on obligatory insurance of bank accounts. The Company believes these financial institutions are of high credit quality.

(f) Revenue recognition

The Group recognizes revenue from sales of various goods when all of the following criteria exist: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) price to the buyer is fixed or determinable; and (4) collectability is reasonably assured.

Delivery does not occur until goods have been shipped to the customers, risk of loss has been transferred to the customers and customers’ acceptance has been obtained, or the Group has objective evidence that the criteria specified in customers’ acceptance provisions have been satisfied. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved. Certain credit terms and limits were granted to customers with low risk of collectability based on the Group’s credit assessment. No material collectability problem has occurred.

In the PRC, value added tax (the “VAT”) of generally 17% on invoice amount is collected in respect of the sales of goods against the customers on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

(g) Income taxes

Income taxes are accounted for using an asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and deferred tax liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Group recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. The tax return of the Company’s PRC subsidiary is subject to examination by the relevant tax authorities. The Group did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of March 31, 2015 and December 31, 2014, respectively.

(h) Loss per share

Basic loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the three months ended March 31, 2015 and 2014. Diluted loss per share was the same as basic loss per share due to the lack of dilutive items and the fact that Company is in net loss position.

(i) Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Group as of the specified effective date.

The Company does not believe recently issued, but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.

3. Summary of significant accounting policies

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and all its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation. Pursuant to the share transfer agreement of Greenstar HK in August 2014 described above, the Group reorganized its structure. Before and after the reorganization, Greenstar HK continued to be owned and managed by the same ultimate controlling shareholder, Forever Prosperous, substantively. Therefore, the acquisition of Greenstar HK was accounted for as a merger under common control, using merger accounting in a manner similar to pooling-of-interest, as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss is recognized. All the assets and liabilities of Greenstar HK are recorded at carrying value.

As a result of the Share Exchange on December 15, 2014, Greenstar Holdings became a subsidiary of Stark. The former Greenstar Holdings’ stockholders owned a majority of common stock of Stark. The transaction was regarded as a reverse recapitalization whereby Greenstar Holdings was considered to be the accounting acquirer as its stockholders retained control of Stark after the share exchange, although Stark is the legal parent company. The share exchange was treated as a recapitalization. As such, Greenstar Holdings is the continuing entity for financial reporting purpose. In a recapitalization, the historical shareholder’s equity of the accounting acquirer prior to the merger is retroactively reclassified (a recapitalization) for the equivalent number of shares received in the merger after giving effect to any difference in par value of the registrant’s and the accounting acquirer’s stock by an offset in paid-in-capital. Therefore, the financial statements have been prepared as if Greenstar Holdings had always been the reporting company and then on the share exchange date, had reorganized its capital stock.

(c) Foreign currency translation and transactions

The functional currency of the Company and Greenstar Holdings is United States dollars (“US$”), and the functional currency of Greenstar HK is Hong Kong dollars (“HK$”). The functional currency of Greenstar Technology is the Renminbi (“RMB”), and PRC is the primary economic environment in which the Group operates.

For financial reporting purposes, the financial statements of Greenstar HK, which are prepared using the HK$, and the financial statements of Greenstar Technology, which are prepared using the RMB, are translated into the Company’s reporting currency, the US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

Transactions denominated in currencies other than the Company’s reporting currency are translated into the Company’s reporting currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income of the consolidated financial statements for the respective periods.

The exchange rates applied are as follows:

	Year ended December 31, 2014	October 25, 2013 (inception) through December 31, 2013

Period end RMB exchange rate	6.1829	6.1934
Average RMB exchange rate	6.1390	6.2715
Period end HK$ exchange rate	7.7676	7.7610
Average HK$ exchange rate	7.7666	7.7672

No representation is made that the HK$ and RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(d) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits held in banks. The Group considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of December 31, 2014 and 2013, the Company’s cash and cash equivalents comprised of $108,692 and $258, respectively. The Group’s cash deposits are held in financial institutions located in PRC or Hong Kong where there is currently regulation mandated on obligatory insurance of bank accounts. The Company believes this financial institution is of high credit quality.

(f) Acquisition-related Costs

Acquisition-related costs are costs the Company incurs to effect a reverse merger of public shell company (see Note 1). Those costs include finder’s fee; advisory, legal, accounting and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. The Group account for acquisition-related costs as expenses in the periods in which the costs are incurred and the services are received.

(g) Fair value of financial instruments

The Group applies the provisions of ASC Subtopic 820-10, “Fair Value Measurements”, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

There were no assets or liabilities measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820 as of December 31, 2014 and 2013, respectively.

The carrying values of cash, other current assets and accrued expenses approximate estimated fair values due to their short maturities.

(h) Revenue recognition

The Group recognizes revenue from sales of various goods when all of the following criteria exist: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) price to the buyer is fixed or determinable; and (4) collectability is reasonably assured.

Delivery does not occur until goods have been shipped to the customers, risk of loss has been transferred to the customers and customers’ acceptance has been obtained, or the Group has objective evidence that the criteria specified in customers’ acceptance provisions have been satisfied. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved. Certain credit terms and limits were granted to customers with low risk of collectability based on the Group’s credit assessment. No material collectability problem has occurred.

In the PRC, value added tax (the “VAT”) of generally 17% on invoice amount is collected in respect of the sales of goods against the customers on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

(i) Income taxes

Income taxes are accounted for using an asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and deferred tax liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Group recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. The tax return of the Company’s PRC subsidiary is subject to examination by the relevant tax authorities. The Group did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of December 31, 2014 and 2013, respectively.

(j) Loss per share

Basic loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period from October 25, 2013 (inception) to December 31, 2013 and to the year ended December 31, 2014. Diluted loss per share was the same as basic loss per share due to the lack of dilutive items and the fact that Company is in net loss position.

(k) Comprehensive loss

Comprehensive loss is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets are the cumulative foreign currency translation adjustments.

(l) Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Group as of the specified effective date.

In August 2014, the FASB issued ASU No.2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The amendments in this update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted and the Group has early adopted it in 2014.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect would have a material effect on the consolidated financial position, statements of operations and cash flows.